CONSECO FUND GROUP
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032

EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                          Re:     Conseco Fund Group
                                  --Conseco Science & Technology Fund
                                  --Conseco 20 Fund
                                  --Conseco Equity Fund
                                  --Conseco Large-Cap Fund
                                  --Conseco Balanced Fund
                                  --Conseco Convertible Securities Fund
                                  --Conseco High Yield Fund
                                  --Conseco Fixed Income Fund


                                            1933 Act File No. 333-13185
                                            1940 Act File No. 811-7839

                                            May 7, 2001

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Fund's Registration Statement of Form N-1A. This Amendment was filed electronically on May 1, 2001.

         Please contact me at (317) 817-6422 should you have any questions regarding this filing.

                                                     Sincerely,

                                                     /s/ William P. Kovacs
                                                     ---------------------
                                                     William P. Kovacs,
                                                     Vice President